Average Annual Total Returns - SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO - SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO - Select Materials Portfolio	Apr. 29, 2025
Select Materials Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(2.89%)
Past 5 years	8.54%
Past 10 years	5.25%
Select Materials Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	(5.40%)
Past 5 years	7.46%
Past 10 years	4.21%
Select Materials Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	0.22%
Past 5 years	6.75%
Past 10 years	4.06%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F1519
Average Annual Return:
Past 1 year	0.54%
Past 5 years	9.01%
Past 10 years	7.84%